NOTE 10 - WARRANT LIABILITY - Schedule of Changes in Warrant Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	$ 441,945	$ 444,891	$ 441,945
Increase (Decrease) in Derivative Liabilities	368,000	421,000
Derivative, Loss on Derivative	95,768	28,043	$ 28,043
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments	$ 275,178	$ 4,152